Investment in Associate (Tables)	12 Months Ended
Mar. 31, 2019
Investment in Associate [Abstract]
Schedule of investment associate
As at April 1, 2017	$-
Initial investment	681
Share of losses	-
As at March 31, 2018	681
Additional investment	688
Share of losses	(162)
As at March 31, 2019	$1,207

Schedule of details of the Company's associate

Name	Principal Activity	Place of Incorporation and principal place of business	Voting rights held as at March 31, 2019	Voting rights held as at March 31, 2018
Associate: Stimunity S.A.	Biotechnology	Paris, France	36.5%	27.4%

Schedule of financial information of the associate investment CompanyTableText Block

	March 31, 2019	March 31, 2018
	Unaudited	Unaudited
Current assets	$1.1	$0.7
Non-current assets	-	-

Current liabilities	0.3	0.1
Equity	0.9	0.6

Company's share of equity -36.5% and 27.4%	$0.3	$0.2

	For the year ended March 31, 2019	For the year ended March 31, 2018
	Unaudited	Unaudited

Revenue	$0.2	$-

Income (loss) from operations	$(0.5)	$-

Net loss	$(0.5)	$-